UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Aurora Horizons Fund
Consolidated Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.81%
Aerospace & Defense - 1.03%
Boeing Co. (e)	4,200	$563,850
Honeywell International, Inc.	5,700	504,507
Zodiac Aerospace (a)	3,419	580,023
		1,648,380

Air Freight & Logistics - 0.47%
Expeditors International of Washington, Inc.	12,460	541,262
United Parcel Service, Inc.	2,110	216,022
		757,284

Airlines - 0.59%
Copa Holdings SA (a)	200	30,284
Delta Air Lines, Inc. (b)	8,923	258,588
Southwest Airlines Co.	3,100	57,629
United Continental Holdings, Inc. (b)	6,419	251,946
US Airways Group, Inc. (b)	14,919	350,298
		948,745

Auto Components - 0.04%
Lear Corp.	800	66,328

Automobiles - 1.07%
Ford Motor Co. (b)(g)	500	8,540
General Motors Co. (b)(g)	43,758	1,694,747
		1,703,287

Beverages - 0.89%
Beam, Inc.	21,072	1,422,992

Biotechnology - 0.24%
Elan PLC (a)(b)	21,638	391,215

Capital Markets - 1.34%
Bank of New York Mellon Corp. (g)	22,260	750,162
Franklin Resources, Inc.	10,790	597,658
GAM Holding AG (a)	29,740	546,305
Goldman Sachs Group, Inc. (g)	1,500	253,410
		2,147,535
Chemicals - 1.97%
Air Products & Chemicals, Inc.	8,378	911,778

Air Water, Inc. (a)	35,000	489,580
Eastman Chemical Co.	1,300	100,139
Koninklijke DSM NV (a)	6,962	546,505
LyondellBasell Industries NV (a)	14,376	1,109,539
		3,157,541

Commercial Banks - 1.02%
CIT Group, Inc. (b)	9,093	459,014
Danske Bank A/S (a)(b)	25,605	582,091
Wells Fargo & Co. (g)	13,490	593,830
		1,634,935

Commercial Services & Supplies - 1.20%
Secom Co. Ltd. (a)	8,500	524,379
Serco Group PLC (a)	50,726	378,082
Tyco International Ltd. (a)	26,459	1,009,146
		1,911,607

Computers & Peripherals - 1.34%
Apple, Inc. (e)	3,827	2,128,080
SanDisk Corp. (b)	200	13,630
		2,141,710

Construction & Engineering - 0.32%
Quanta Services, Inc. (b)(e)	17,200	509,292

Consumer Finance - 0.82%
American Express Co. (e)(g)	8,395	720,291
Capital One Financial Corp. (g)	400	28,652
Discover Financial Services	800	42,640
SLM Corp. (b)	19,400	517,010
		1,308,593

Containers & Packaging - 0.03%
Packaging Corp. of America	600	36,756
Rock Tenn Co.	200	18,884
		55,640

Diversified Consumer Services - 0.16%
Bridgepoint Education, Inc. (b)	8,200	151,700
H&R Block, Inc.	1,000	27,890
Weight Watchers International, Inc. (g)	2,480	80,377
		259,967

Diversified Financial Services - 3.02%
ASX Ltd. (a)	15,876	536,136
Bank Of America Corp. (g)	50,095	792,503
Berkshire Hathaway, Inc. (b)(g)	8,455	985,261
Far East Horizon Ltd. (a)	713,000	545,381
JPMorgan Chase & Co.	24,200	1,384,724
Leucadia National Corp.	20,185	578,502
		4,822,507

Diversified Telecommunication Services - 0.29%
Singapore Telecommunications Ltd. (a)	157,000	465,426

Electric Utilities - 0.55%
Edison International	5,300	244,913
Endesa SA (a)	20,999	630,735
		875,648

Electrical Equipment - 0.24%
Eaton Corp PLC (a)	5,236	380,448

Electronic Equipment, Instruments & Components - 0.34%
Avnet, Inc.	200	7,980
Corning, Inc.	31,350	535,458
		543,438

Energy Equipment & Services - 0.62%
John Wood Group PLC (a)	37,256	485,261
Subsea 7 SA (a)	25,840	503,148
		988,409

Food & Staples Retailing - 2.06%
CVS Caremark Corp. (e)(g)	13,890	930,074
Safeway, Inc.	500	17,485
Walgreen Co.	29,494	1,746,045
Wal-Mart Stores, Inc. (e)(g)	7,500	607,575
		3,301,179

Food Products - 1.48%
Archer-Daniels-Midland Co.	1,800	72,450
Aryzta AG (a)	8,055	600,304
Kerry Group PLC (a)	8,145	522,385
Mondelez International, Inc. (g)	18,993	636,835
Nutreco NV (a)	10,998	527,977
		2,359,951

Health Care Equipment & Supplies - 0.60%
Abbott Laboratories	4,315	164,790
BioMerieux (a)	5,289	536,417
Smith & Nephew PLC (a)	18,839	251,390
		952,597

Health Care Providers & Services - 0.85%
Cardinal Health, Inc.	1,400	90,440
Fresenius SE & KGaA (a)	4,213	596,509
HCA Holdings, Inc.	300	13,926
McKesson Corp.	500	82,945
Sonic Healthcare Ltd. (a)	34,463	520,427
Wellpoint, Inc. (b)	600	55,728
		1,359,975

Hotels, Restaurants & Leisure - 0.80%
Compass Group PLC (a)	35,566	535,995
Hotel Shilla Co. Ltd. (a)	8,257	536,007
MGM Resorts International (b)	6,200	118,978
Tim Hortons, Inc. (a)	1,488	86,125
		1,277,105

Household Durables - 0.08%
Newell Rubbermaid, Inc.	1,800	54,630
Sony Corp. (a)	3,016	55,193
Whirlpool Corp.	100	15,276
		125,099

Independent Power Producers & Energy Traders - 0.34%
AES Corp.	3,200	46,624
Calpine Corp. (b)	26,300	497,333
		543,957

Industrial Conglomerates - 0.99%
Danaher Corp.	6,800	508,640
DCC PLC (a)	12,650	599,039
First Pacific Co. Ltd. (a)	416,581	478,239
		1,585,918

Insurance - 1.27%
Allstate Corp. (g)	1,700	92,259
Ambac Financial Group, Inc. (b)	5,088	120,331
American International Group, Inc. (b)	19,655	977,836
Axis Capital Holdings Ltd. (a)	1,800	88,434
Everest Re Group Ltd. (a)(e)	1,400	219,562
Hartford Financial Services Group, Inc. (e)	14,500	516,635
MetLife, Inc.	400	20,876
		2,035,933

Internet & Catalog Retail - 1.18%
Amazon.com, Inc. (b)(g)	2,879	1,133,232
Netflix, Inc. (b)(g)	2,065	755,377
		1,888,609

Internet Software & Services - 4.31%
Equinix, Inc. (b)(e)	3,100	498,170
Facebook, Inc. (b)	17,580	826,436
Google, Inc. (b)(e)(g)	2,083	2,207,126
LinkedIn Corp. (b)	3,212	719,584
Open Text Corp. (a)(b)	6,725	569,873
Pandora Media, Inc. (b)	28,704	815,194
Yahoo, Inc. (b)(e)	33,977	1,256,470
		6,892,853

IT Services - 2.96%
Accenture PLC (a)(e)	8,990	696,455
Amdocs Ltd. (a)(b)	6,200	250,852
International Business Machines Corp.	5,270	946,914
MasterCard, Inc. (e)(g)	1,423	1,082,633
Nomura Research Institute Ltd. (a)	16,000	524,769
Visa, Inc. (g)	5,920	1,204,483
Western Union Co.	1,800	30,006
		4,736,112

Machinery - 0.17%
AGCO Corp.	1,400	81,592
Trinity Industries, Inc.	3,606	187,187
		268,779

Media - 5.28%
Comcast Corp. (g)	16,294	812,582
DIRECTV (b)	10,445	690,519
Discovery Communications, Inc. (b)	4,280	345,696
DISH Network Corp. (e)	26,685	1,445,259
Liberty Global PLC - Series A (a)(b)(e)	4,100	351,821
Liberty Global PLC - Series C (a)(b)	2,251	183,344
Liberty Media Corp. (b)(e)	4,731	726,019
News Corp. (b)	17,800	319,688
Sirius XM Holdings, Inc.	115,118	433,995
Time Warner Cable, Inc.	8,953	1,237,484
Twenty-First Century Fox, Inc. (e)(g)	41,776	1,399,078
Walt Disney Co. (g)	7,005	494,133
		8,439,618

Multiline Retail - 1.11%
Kohl's Corp.	16,180	894,430
Target Corp.	13,765	879,997
		1,774,427

Multi-Utilities - 0.31%
Dominion Resources, Inc.	7,600	493,316

Oil, Gas & Consumable Fuels - 2.63%
Chesapeake Energy Corp.	18,000	483,660
Cimarex Energy Co.	100	9,458
Devon Energy Corp. (g)	8,000	484,960
EOG Resources, Inc.	9,309	1,535,985
Hess Corp.	11,475	930,967
Pioneer Natural Resources Co.	1,400	248,850
Rentech, Inc.	191,000	345,710
Royal Dutch Shell PLC (a)	5,134	171,787
		4,211,377

Paper & Forest Products - 0.01%
International Paper Co.	500	23,325

Pharmaceuticals - 0.51%
Johnson & Johnson	7,200	681,552
Mylan, Inc. (b)	2,945	129,963
		811,515

Professional Services - 0.60%
Robert Half International, Inc.	9,795	378,381
Teleperformance (a)	10,224	581,954
		960,335

Real Estate Management & Development - 0.61%
CBRE Group, Inc. (b)	40,213	974,763

Road & Rail - 1.59%
Hertz Global Holdings, Inc. (b)(e)	104,278	2,529,784
Norfolk Southern Corp.	100	8,769
		2,538,553

Semiconductors & Semiconductor Equipment - 1.27%
ASML Holding NV (a)(e)	10,748	1,003,648
Avago Technologies Ltd.	15,772	705,482
Lam Research Corp. (b)	300	15,633
NXP Semiconductors NV (a)(b)	7,182	305,235
		2,029,998

Software - 3.14%
Activision Blizzard, Inc.	13,900	239,219
Adobe Systems, Inc. (b)	26,956	1,530,562
CA, Inc.	1,300	42,900
Microsoft Corp. (g)	29,450	1,122,928
NetSuite, Inc. (b)	9,912	952,345
Splunk, Inc. (b)	6,512	469,906
Workday, Inc. (b)	8,079	665,306
		5,023,166

Specialty Retail - 0.89%
Bed Bath & Beyond, Inc. (b)(e)	7,500	585,225
Best Buy Co., Inc.	200	8,110
CarMax, Inc. (b)(g)	11,750	591,613
Gamestop Corp.	400	19,300
Lowe's Companies, Inc. (g)	4,590	217,933
		1,422,181

Textiles, Apparel & Luxury Goods - 0.70%
Coach, Inc.	9,875	571,762
Tiffany & Co.	6,200	552,668
		1,124,430

Trading Companies & Distributors - 0.54%
WW Grainger, Inc.	3,325	857,584

Transportation Infrastructure - 0.32%
SATS Ltd. (a)	197,000	503,941

Wireless Telecommunication Services - 2.62%
Crown Castle International Corp. (b)	11,551	857,431
SBA Communications Corp. (b)	3,267	278,251
Sprint Corp. (b)	68,106	571,409
T-Mobile US, Inc. (b)	29,510	767,555
Vodafone Group PLC (a)	46,091	1,709,515
		4,184,161
TOTAL COMMON STOCKS (Cost $82,025,761)		90,841,684

REAL ESTATE INVESTMENT TRUSTS - 0.15%
Real Estate Investment Trusts - 0.15%
American Tower Corp.	3,015	234,477
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $237,194)		234,477

CONVERTIBLE PREFERRED STOCKS - 0.50%
Automobiles - 0.50%
General Motors Co. (e)(g)	15,040	797,421
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $759,603)		797,421

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.20%
American Airlines 2011-1 Class B Pass Through Trust
7.000%, 07/31/2019	$298,174	313,828
TOTAL ASSET BACKED SECURITIES (Cost $315,864)		313,828

CORPORATE BONDS - 9.04%
Activities Related to Credit Intermediation - 0.41%
First Data Corp.
12.625%, 01/15/2021	561,000	660,578

Building Materials - 0.24%
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (a)	356,000	391,600

Casino Hotels - 0.10%
Caesars Entertainment Operating Co., Inc.
5.750%, 10/01/2017	225,000	167,062

Chemicals - 0.52%
NewMarket Corp.
4.100%, 12/15/2022	491,000	471,407
Phibro Animal Health Corp.
9.250%, 07/01/2018	333,000	359,640
		831,047

Commercial Banks - 0.60%
Fifth Third Capital Trust IV
6.500%, 04/01/2067	686,000	687,715
Washington Mutual Bank
0.000%, 11/06/2009 (f)	725,000	212,969
0.000%, 12/31/2013 (f)	175,000	52,500
		953,184

Commercial Services - 0.15%
Smithsonian Institution
3.434%, 09/01/2023	245,000	244,370

Communications Equipment - 0.34%
Avaya, Inc.
7.000%, 04/01/2019	275,000	268,813
10.500%, 03/01/2021	300,000	273,000
		541,813

Distributors - 0.22%
HD Supply, Inc.
11.500%, 07/15/2020	290,000	347,275

Electric Power Generation, Transmission and Distribution - 0.17%
Energy Future Intermediate Holding Co. LLC
10.000%, 12/01/2020	252,000	269,010

Energy Equipment & Services - 0.17%
Hercules Offshore, Inc.
7.500%, 10/01/2021	263,000	277,465

General Medical and Surgical Hospitals - 0.35%
Community Health Systems, Inc.
8.000%, 11/15/2019	513,000	560,452

Glass and Glass Product Manufacturing - 0.41%
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018	616,000	654,500

Household Durables - 0.28%
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	409,000	440,697

Insurance Carriers - 0.45%
Highmark, Inc.
4.750%, 05/15/2021	762,000	724,492

Management of Companies and Enterprises - 0.67%
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (a)	984,000	1,070,100

Oil and Gas Extraction - 0.32%
Aurora USA Oil & Gas, Inc.
9.875%, 02/15/2017	475,000	510,625

Oil, Gas & Consumable Fuels - 1.56%
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (a)	389,000	432,762
Petrohawk Energy Corp.
10.500%, 08/01/2014	630,000	642,915
Quicksilver Resources, Inc.
9.125%, 08/15/2019	759,000	770,385
Talisman Energy, Inc.
7.750%, 06/01/2019 (a)	540,000	652,190
		2,498,252

Other Fabricated Metal Product Manufacturing - 0.14%
FGI Operating Co. LLC
7.875%, 05/01/2020	202,000	216,645

Outpatient Care Centers - 0.12%
CRC Health Corp.
10.750%, 02/01/2016	190,000	191,069

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.31%
Hexion US Finance Corp.
8.875%, 02/01/2018	246,000	256,763
9.000%, 11/15/2020	245,000	242,856
		499,619

Retail - 0.21%
Burlington Holdings LLC
9.000%, 02/15/2018	328,000	339,480

Software - 0.41%
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	622,000	651,545

Telecommunications - 0.12%
Alcatel-Lucent USA, Inc.
6.750%, 11/15/2020	196,000	198,205

Wired Telecommunications Carriers - 0.77%
Kinetic Concepts, Inc.
10.500%, 11/01/2018	355,000	407,363
Ono Finance II PLC
10.875%, 07/15/2019 (a)	481,000	524,290
Sprint Capital Corp.
6.875%, 11/15/2028	308,000	294,140
		1,225,793
TOTAL CORPORATE BONDS (Cost $14,324,191)		14,464,878

MUNICIPAL BONDS - 1.31%
California - 0.04%
Alhambra Parking Authority
5.000%, 09/01/2038	10,000	9,915
Clovis Unified School District
5.250%, 08/01/2032	50,000	54,378
		64,293

Colorado - 0.06%
Colorado Health Facilities Authority
5.000%, 01/01/2044	90,000	87,808
5.250%, 01/01/2045	15,000	14,751
		102,559

Florida - 0.08%
City of Maderia Beach, FL
5.000%, 10/01/2043	25,000	24,960
Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	100,000	95,449
		120,409

Illinois - 0.01%
McHenry & Kane Counties Community Consolidated School District No. 158
5.000%, 01/15/2033	20,000	20,025

Indiana - 0.03%
Indianapolis Local Public Improvement Bond Bank
3.250%, 01/01/2025	45,000	44,217

Iowa - 0.13%
Iowa Finance Authority
4.000%, 07/01/2026	65,000	63,304
5.000%, 07/01/2033	150,000	148,884
		212,188

Kansas - 0.02%
Kansas Development Finance Authority
4.750%, 11/15/2033	15,000	14,734
Kansas Municipal Energy Agency
5.000%, 07/01/2033	10,000	10,030
24,764

Louisiana - 0.02%
Lake Charles Harbor & Terminal District
5.000%, 01/01/2034	15,000	14,757
5.125%, 01/01/2037	15,000	14,691
4.750%, 01/01/2039	5,000	4,899
		34,347

Massachusetts - 0.00%
University of Massachusetts Building Authority
4.300%, 05/01/2038	5,000	4,882

Michigan - 0.03%
Michigan Finance Authority
5.125%, 10/01/2038	20,000	20,614
5.250%, 10/01/2043	25,000	25,753
		46,367

Minnesota - 0.05%
City of Minneapolis, MN
4.000%, 06/01/2028	60,000	59,349
4.750%, 06/01/2039	25,000	24,963
		84,312

Mississippi - 0.01%
Mississippi State University Educational Building Corp.
4.000%, 08/01/2029	15,000	15,059

Missouri - 0.02%
City of Chesterfield, MO
3.000%, 12/01/2025	10,000	9,802
Health & Educational Facilities Authority of the State of Missouri
4.000%, 10/01/2028	15,000	14,638
		24,440

New Jersey - 0.10%
Camden County Improvement Authority
3.500%, 01/15/2026	65,000	63,181
3.750%, 01/15/2027	100,000	97,365
		160,546

New York - 0.01%
Port Authority of New York & New Jersey
3.250%, 07/15/2033	10,000	8,011
3.500%, 07/15/2038	10,000	7,856
		15,867

Ohio - 0.09%
Ohio Higher Educational Facility Commission
4.125%, 01/15/2026	150,000	147,536

Oklahoma - 0.16%
Tulsa Industrial Authority
4.500%, 10/01/2033	205,000	200,773
4.750%, 10/01/2038	60,000	58,796
		259,569

Pennsylvania - 0.07%
Delaware County Vocational & Technical School Authority
5.000%, 11/01/2038	5,000	5,011
Lehigh County Authority
5.000%, 12/01/2043	105,000	104,193
109,204

South Carolina - 0.18%
County of Charleston, SC
4.000%, 12/01/2030	70,000	68,228
4.125%, 12/01/2031	105,000	101,818
5.250%, 12/01/2038	105,000	111,454
		281,500

Texas - 0.07%
City of El Paso, TX
4.000%, 08/15/2030	20,000	19,783
4.250%, 08/15/2033	40,000	39,839
5.000%, 08/15/2039	25,000	25,972
Edgewood Independent School District
3.375%, 02/15/2027	25,000	24,515
		110,109

Vermont - 0.01%
State of Vermont
3.000%, 08/15/2026	20,000	19,667

West Virginia - 0.12%
West Virginia Hospital Finance Authority
5.375%, 06/01/2038	175,000	178,717
West Virginia Water Development Authority
3.250%, 11/01/2025	5,000	4,908
3.750%, 11/01/2028	15,000	14,797
		198,422
TOTAL MUNICIPAL BONDS (Cost $2,080,707)		2,100,282

BANK LOANS - 5.70%
Alcatel-Lucent
5.750%, 01/24/2019	994,987	1,005,519
Bennu Oil & Gas LLC
10.250%, 10/03/2018	1,000,000	1,009,375
Centaur Gaming
5.250%, 02/15/2019	745,000	755,553
Gentiva Health Services, Inc.
6.500%, 09/19/2019	1,000,000	990,000
Merrill Communications
7.250%, 02/15/2018	971,251	990,676
Ocean Rig
6.000%, 03/02/2021	997,500	1,019,944
Sorenson Communications, Inc.
9.500%, 09/07/2014	995,000	1,010,278
Toys R US
0.000%, 09/01/2016 (h)	343,000	320,619
Travelport, LLC
6.250%, 06/21/2019	997,500	1,021,281
Walter Investments
5.750%, 11/15/2017	974,359	983,581
TOTAL BANK LOANS (Cost $9,032,924)		9,106,826

INVESTMENT COMPANIES - 0.05%
Blackrock MuniAssets Fund, Inc.	1,692	19,356
Invesco Municipal Income Opportunities Trust	1,692	10,321
Nuveen Dividend Advantage Municipal Fund	1,692	20,592
Nuveen Dividend Advantage Municipal Income Fund	2,916	36,421
TOTAL INVESTMENT COMPANIES (Cost $88,081)		86,690

PURCHASED OPTIONS - 1.45%
Call Options - 1.40%
Accenture PLC
Expiration: January 2015, Exercise Price $55.00	4	9,260
Bank of New York Mellon Corp.
Expiration: January 2014, Exercise Price $20.00	45	62,325
Beam, Inc.
Expiration: March 2014, Exercise Price $72.50	50	7,250
Bed Bath & Beyond, Inc.
Expiration: January 2014, Exercise Price $45.00	48	159,000
Berkshire Hathaway, Inc.
Expiration: January 2014, Exercise Price $75.00	11	45,705
Expiration: January 2015, Exercise Price $75.00	46	196,075
Boeing Co.
Expiration: January 2014, Exercise Price $60.00	15	112,125
Chesapeake Energy Corp.
Expiration: February 2014, Exercise Price $29.00	45	3,105
Coca-Cola Co.
Expiration: January 2014, Exercise Price $30.00	88	90,816
Consumer Discretionary Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $64.00	125	27,000
Consumer Staples Select Sector SPDR Fund

Expiration: January 2014, Exercise Price $43.00	139	7,784
Devon Energy Corp.
Expiration: April 2014, Exercise Price $65.00	75	13,200
Financial Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $21.00	511	37,814
General Motors Co.
Expiration: December 2013, Exercise Price $39.00	120	11,040
Expiration: January 2014, Exercise Price $38.00	96	20,160
Expiration: January 2015, Exercise Price $20.00	148	280,460
Health Care Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $54.00	26	4,602
Hertz Gobal Holdings, Inc.
Expiration: March 2014, Exercise Price $26.00	90	9,900
Home Depot, Inc.
Expiration: December 2013, Exercise Price $82.50	200	9,600
Industrial Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $50.00	71	7,597
iShares Russell 2000 ETF
Expiration: January 2014, Exercise Price $113.00	316	85,952
Johnson & Johnson
Expiration: January 2015, Exercise Price $55.00	35	138,863
Lowe's Companies, Inc.
Expiration: January 2014, Exercise Price $25.00	46	102,120
Potash Corp. of Saskatchewan, Inc.
Expiration: January 2014, Exercise Price $32.00	161	14,007
SLM Corp.
Expiration: January 2014, Exercise Price $26.00	100	10,000
Target Corp.
Expiration: January 2015, Exercise Price $45.00	12	22,860
Technology Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $34.00	164	15,744
Tiffany & Co.
Expiration: January 2014, Exercise Price $87.50	10	3,570
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $60.00	6	25,440
Walgreen Co.
Expiration: January 2014, Exercise Price $25.00	56	191,940
Wal-Mart Stores, Inc.
Expiration: January 2015, Exercise Price $55.00	64	166,400
Walt Disney Co.
Expiration: January 2015, Exercise Price $35.00	32	113,840
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $25.00	125	241,125
		2,246,679
Put Options - 0.05%
Chesapeake Energy Corp.
Expiration: January 2014, Exercise Price $15.00	1,500	1,500
Green Mountain Coffee Roasters, Inc.
Expiration: January 2014, Exercise Price $55.00	21	1,680
Expiration: January 2014, Exercise Price $70.00	15	8,820
Expiration: January 2014, Exercise Price $75.00	9	8,469
Netflix, Inc.

Expiration: December 2013, Exercise Price $285.00	37	999
Newmont Mining Corp.
Expiration: January 2014, Exercise Price $20.00	15	210
Parker Hannifin Corp.
Expiration: January 2014, Exercise Price $110.00	60	5,700
Red Robin Gourmet Burgers, Inc.
Expiration: March 2014, Exercise Price $75.00	49	17,836
SPDR S&P 500 ETF Trust
Expiration: December 2013, Exercise Price $170.00	25	1,075
Expiration: January 2014, Exercise Price $95.00	409	409
Expiration: January 2014, Exercise Price $147.00	407	4,477
Expiration: January 2014, Exercise Price $162.00	806	27,404
Toll Brothers, Inc.
Expiration: December 2013, Exercise Price $27.00	10	25
Expiration: March 2014, Exercise Price $29.00	14	1,015
		79,619
TOTAL PURCHASED OPTIONS (Cost $2,699,938)		2,326,298

WARRANTS - 0.18%
Automobiles - 0.18%
General Motors Co.
10.000%, 07/10/2016 (b)	10,000	289,500
Total Warrants (Cost $257,415)		289,500
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 26.78%
Money Market Funds - 26.78%
Fidelity Institutional Money Market Portfolio, 0.045% (c)(d)(e)	$14,476,045	14,476,045
First American Prime Obligations Fund, 0.016% (c)(d)(e)	14,309,378	14,309,378
STIT - Liquid Assets Portfolio, 0.065% (c)(d)(e)	14,030,241	14,030,241
TOTAL SHORT-TERM INVESTMENTS (Cost $42,815,664)		42,815,664

Total Investments (Cost $154,637,342) - 102.17%		163,377,548
Liabilities in Excess of Other Assets - (2.17)%		(3,474,848)
TOTAL NET ASSETS - 100.00%		$159,902,700

Percentages are stated as a percent of net assets.

(a) Foreign issued Security.
(b) Non-income producing security.
(c) Variable rate security. The rate shown is as of November 30, 2013.
(d) All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e) All or a portion of this security is pledged as collateral for written options with an aggregate fair value of $20,885,976.
(f) Represents a security in default.
(g) All or a portion of this security may be subject to call options written.
(h) Illiquid security.

Aurora Horizons Fund
Consolidated Schedule of Securities Sold Short
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS
Aerospace & Defense
Honeywell International, Inc.	(900)	$(79,659)
KEYW Holding Corp.	(10,092)	(125,040)
Lockheed Martin Corp.	(600)	(85,002)
		(289,701)

Automobiles
General Motors Co.	(12,700)	(491,871)

Biotechnology
BioCryst Pharmaceuticals	(15,000)	(96,750)
Cepheid, Inc.	(3,800)	(172,596)
Exact Sciences Corp.	(12,000)	(147,360)
Sangamo Biosciences, Inc.	(11,000)	(134,310)
		(551,016)

Building Products
Trex Co., Inc.	(2,720)	(196,901)

Capital Markets
WisdomTree Investments, Inc.	(11,061)	(169,455)

Chemicals
EI Du Pont de Nemours & Co.	(1,200)	(73,656)

Commercial Services & Supplies
ADT Corp.	(8,187)	(332,065)
Cintas Corp.	(2,200)	(122,100)
Stericycle, Inc.	(100)	(11,748)
		(465,913)

Communications Equipment
Motorola Solutions, Inc.	(7,249)	(477,564)
NETGEAR, Inc.	(4,000)	(128,440)
		(606,004)

Computers & Peripherals
Silicon Graphics International Corp.	(8,500)	(113,220)

Construction Materials
Vulcan Materials Co.	(100)	(5,637)

Diversified Financial Services
Bank Of America Corp.	(24,400)	(386,008)

Diversified Telecommunication Services
8x8, Inc.	(10,000)	(104,200)
AT&T, Inc.	(10,400)	(366,184)
		(470,384)

Electric Utilities
Exelon Corp.	(1,400)	(37,674)
Southern Co.	(600)	(24,378)
		(62,052)

Electrical Equipment
Encore Wire Corp.	(2,701)	(135,644)

Electronic Equipment, Instruments & Components
Itron, Inc.	(3,000)	(127,050)
Maxwell Technologies, Inc.	(10,000)	(79,500)
Universal Display Corp.	(2,500)	(90,275)
		(296,825)

Energy Equipment & Services
Halliburton Co.	(6,800)	(358,224)

Food Products
Boulder Brands, Inc.	(9,500)	(145,445)
General Mills, Inc.	(100)	(5,043)
		(150,488)

Health Care Equipment & Supplies
ABIOMED, Inc.	(4,500)	(128,655)
Mindray Medical International Ltd. (a)	(3,200)	(127,392)
Novadaq Technologies, Inc. (a)	(6,500)	(108,225)
TearLab Corp.	(5,000)	(46,850)
Zeltiq Aesthetics, Inc.	(7,000)	(122,780)
		(533,902)
Health Care Providers & Services
Bio-Reference Labs, Inc.	(3,000)	(87,600)

Health Care Technology
athenahealth, Inc.	(1,403)	(184,032)

Hotels, Restaurants & Leisure
Ruby Tuesday, Inc.	(10,000)	(70,500)
Starbucks Corp.	(900)	(73,314)
		(143,814)

Household Durables
iRobot Corp.	(3,000)	(99,630)
Toll Brothers, Inc.	(5,000)	(170,500)
		(270,130)

Industrial Conglomerates
3M Co.	(3,400)	(453,934)

Insurance
Amtrust Financial Services, Inc.	(3,600)	(150,516)
MetLife, Inc.	(1,200)	(62,628)
		(213,144)

Internet Software & Services
Angie's List, Inc.	(4,000)	(52,080)
Constant Contact, Inc.	(5,000)	(136,850)
eBay, Inc.	(6,705)	(338,736)
Stamps.com, Inc.	(3,284)	(151,294)
Trulia, Inc.	(3,350)	(115,039)
Yahoo, Inc.	(400)	(14,792)
		(808,791)

Leisure Equipment & Products
Mattel, Inc.	(5,200)	(240,604)

Life Sciences Tools & Services
Waters Corp.	(200)	(19,906)

Machinery
Deere & Co.	(13,096)	(1,103,207)
Parker Hannifin Corp.	(1,800)	(212,112)
		(1,315,319)
Media
DIRECTV	(10,786)	(713,062)
Discovery Communications, Inc.	(800)	(69,816)
Omnicom Group, Inc.	(10,142)	(724,646)
ReachLocal, Inc.	(9,272)	(117,291)
Scripps Networks Interactive, Inc.	(3,000)	(223,770)
Time Warner, Inc.	(1,200)	(78,852)
		(1,927,437)
Office Electronics
Zebra Technologies Corp.	(3,130)	(162,259)

Oil, Gas & Consumable Fuels
Apache Corp.	(2,300)	(210,427)
Cheniere Energy, Inc.	(200)	(7,918)
ConocoPhillips	(5,000)	(364,000)
Synergy Resources Corp.	(12,000)	(113,280)
		(695,625)

Pharmaceuticals
AVANIR Pharmaceuticals, Inc.	(25,000)	(111,000)
Johnson & Johnson	(5,835)	(552,341)
		(663,341)

Road & Rail
Norfolk Southern Corp.	(200)	(17,538)

Semiconductors & Semiconductor Equipment
Power Integrations, Inc.	(2,916)	(155,889)
Texas Instruments, Inc.	(1,300)	(55,900)
		(211,789)

Software
CommVault Systems, Inc.	(1,800)	(134,730)
Microsoft Corp.	(10,200)	(388,926)
NetSuite, Inc.	(200)	(19,216)
Oracle Corp.	(20,688)	(730,079)
Rosetta Stone, Inc.	(6,000)	(69,000)
SAP AG (a)	(9,523)	(787,743)
Tangoe, Inc.	(2,500)	(39,350)
		(2,169,044)

Specialty Retail
Ulta Salon Cosmetics & Fragrance, Inc.	(1,000)	(126,940)

Textiles, Apparel & Luxury Goods
Under Armour, Inc.	(300)	(24,210)
TOTAL COMMON STOCKS (Proceeds $14,107,006)		(15,092,358)

EXCHANGE-TRADED FUNDS
SPDR S&P 500 ETF Trust	(8,085)	(1,463,385)
iShares iBoxx High Yield Corporate Bond ETF	(4,906)	(458,319)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,744,214)		(1,921,704)

	Principal
	Amount	Value
US GOVERNMENT NOTE/BOND
United States Treasury Bond
3.625%, 08/15/2043	$(154,000)	(148,935)
United States Treasury Note

1.250%, 10/31/2018	(618,000)	(615,465)
1.750%, 10/31/2020	(88,000)	(86,168)
2.750%, 11/15/2023	(2,144,000)	(2,145,841)
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $3,001,888)		(2,996,409)

Total Securities Sold Short (Proceeds $18,853,108)		$(20,010,471)

(a) Foreign issued security.

Aurora Horizons Fund
Consolidated Schedule of Options Written
November 30, 2013 (Unaudited)

Call Options
Allstate Corp.
Expiration: January 2014, Exercise Price $50.00	(4)	(1,820)
Altria Group, Inc.
Expiration: January 2014, Exercise Price $40.00	(22)	(66)
Amazon.com, Inc.
Expiration: January 2014, Exercise Price $295.00	(2)	(19,785)
Expiration: January 2014, Exercise Price $310.00	(2)	(16,340)
American Electric Power Co., Inc.
Expiration: January 2014, Exercise Price $50.00	(3)	(45)
American Express Co.
Expiration: January 2014, Exercise Price $70.00	(12)	(19,416)
Amgen, Inc.
Expiration: January 2014, Exercise Price $100.00	(9)	(13,230)
Anadarko Petroleum Corp.
Expiration: January 2014, Exercise Price $90.00	(6)	(1,590)
Apache Corp.
Expiration: January 2014, Exercise Price $90.00	(2)	(680)
AT&T, Inc.
Expiration: January 2014, Exercise Price $40.00	(67)	(168)
Baker Hughes, Inc.
Expiration: January 2014, Exercise Price $50.00	(4)	(2,890)
Bank Of America Corp.
Expiration: January 2014, Exercise Price $15.00	(156)	(16,380)
Bank of New York Mellon Corp.
Expiration: January 2014, Exercise Price $32.00	(14)	(3,276)
Berkshire Hathaway, Inc.
Expiration: January 2014, Exercise Price $110.00	(24)	(16,680)
Bristol-Myers Squibb Co.
Expiration: January 2014, Exercise Price $40.00	(22)	(26,510)
Capital One Financial Corp.
Expiration: January 2014, Exercise Price $70.00	(14)	(4,200)
CarMax, Inc.
Expiration: January 2014, Exercise Price $50.00	(12)	(2,940)
Expiration: April 2014, Exercise Price $50.00	(32)	(12,480)
Chevron Corp.
Expiration: January 2014, Exercise Price $130.00	(25)	(875)
Chipotle Mexican Grill, Inc.
Expiration: January 2014, Exercise Price $330.00	(1)	(19,370)
Cisco Systems, Inc.
Expiration: January 2014, Exercise Price $25.00	(73)	(146)
Citigroup, Inc.
Expiration: January 2014, Exercise Price $50.00	(40)	(14,560)
Coca-Cola Co.
Expiration: January 2014, Exercise Price $42.50	(22)	(330)
Cognizant Technology Solutions Corp.
Expiration: January 2014, Exercise Price $85.00	(4)	(3,964)
Colgate-Palmolive Co.

Expiration: January 2014, Exercise Price $62.50	(7)	(2,590)
Comcast Corp.
Expiration: January 2014, Exercise Price $45.00	(36)	(18,936)
ConocoPhillips
Expiration: January 2014, Exercise Price $65.00	(16)	(13,600)
Consumer Discretionary Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $57.00	(125)	(107,500)
Consumer Staples Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $38.00	(139)	(69,361)
Costco Wholesale Corp.
Expiration: January 2014, Exercise Price $115.00	(4)	(4,420)
Cummins, Inc.
Expiration: January 2014, Exercise Price $125.00	(10)	(9,100)
CVS Caremark Corp.
Expiration: January 2014, Exercise Price $60.00	(16)	(11,760)
Devon Energy Corp.
Expiration: January 2014, Exercise Price $60.00	(4)	(880)
Dow Chemical Co.
Expiration: January 2014, Exercise Price $40.00	(14)	(1,246)
eBay, Inc.
Expiration: January 2014, Exercise Price $60.00	(14)	(378)
Emerson Electric Co.
Expiration: January 2014, Exercise Price $65.00	(9)	(2,970)
Exelon Corp.
Expiration: January 2014, Exercise Price $35.00	(9)	(22)
FedEx Corp.
Expiration: January 2014, Exercise Price $115.00	(2)	(4,920)
Financial Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $19.00	(511)	(130,816)
Ford Motor Co.
Expiration: January 2014, Exercise Price $15.00	(51)	(11,271)
General Dynamics Corp.
Expiration: January 2014, Exercise Price $80.00	(2)	(2,370)
General Electric Co.
Expiration: January 2014, Exercise Price $25.00	(150)	(27,150)
General Motors Co.
Expiration: January 2014, Exercise Price $45.00	(96)	(1,440)
Gilead Sciences, Inc.
Expiration: January 2014, Exercise Price $45.00	(20)	(60,340)
Goldman Sachs Group, Inc.
Expiration: January 2014, Exercise Price $155.00	(11)	(17,655)
Google, Inc.
Expiration: January 2014, Exercise Price $850.00	(1)	(21,115)
Halliburton Co.
Expiration: January 2014, Exercise Price $40.00	(12)	(15,480)
Health Care Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $47.00	(26)	(21,970)
Hewlett Packard Co.
Expiration: January 2014, Exercise Price $20.00	(25)	(18,625)
Home Depot, Inc.
Expiration: January 2014, Exercise Price $75.00	(20)	(11,820)
Industrial Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $44.00	(71)	(45,582)

Intel Corp.
Expiration: January 2014, Exercise Price $25.00	(71)	(1,917)
International Game Technology
Expiration: January 2014, Exercise Price $17.00	(38)	(4,275)
Iron Mountain, Inc.
Expiration: January 2014, Exercise Price $37.50	(13)	(195)
iShares Russell 2000 ETF
Expiration: January 2014, Exercise Price $96.00	(81)	(143,937)
Expiration: January 2014, Exercise Price $100.00	(316)	(448,088)
Kinder Morgan Energy Partners LP
Expiration: January 2014, Exercise Price $95.00	(3)	(6)
Lowe's Companies, Inc.
Expiration: January 2014, Exercise Price $40.00	(92)	(69,920)
MasterCard, Inc.
Expiration: January 2014, Exercise Price $600.00	(1)	(16,200)
Medtronic, Inc.
Expiration: January 2014, Exercise Price $50.00	(12)	(8,820)
Merck & Co., Inc.
Expiration: January 2014, Exercise Price $50.00	(41)	(3,403)
Microsoft Corp.
Expiration: January 2014, Exercise Price $30.00	(2)	(1,660)
Mohawk Industries, Inc.
Expiration: February 2014, Exercise Price $125.00	(1)	(1,770)
Mondelez International, Inc.
Expiration: January 2014, Exercise Price $30.00	(24)	(9,432)
Monsanto Co.
Expiration: January 2014, Exercise Price $110.00	(7)	(3,955)
Expiration: January 2014, Exercise Price $115.00	(6)	(1,440)
Morgan Stanley
Expiration: January 2014, Exercise Price $25.00	(19)	(12,540)
National Oilwell Varco, Inc.
Expiration: January 2014, Exercise Price $80.00	(4)	(1,280)
Netflix, Inc.
Expiration: December 2013, Exercise Price $250.00	(7)	(81,445)
News Corp.
Expiration: January 2014, Exercise Price $30.00	(23)	(19,780)
Nike, Inc.
Expiration: January 2014, Exercise Price $60.00	(20)	(38,660)
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price $95.00	(11)	(3,300)
PepsiCo, Inc.
Expiration: January 2014, Exercise Price $80.00	(20)	(9,480)
Pfizer, Inc.
Expiration: January 2014, Exercise Price $30.00	(104)	(20,488)
Philip Morris International, Inc.
Expiration: January 2014, Exercise Price $100.00	(19)	(19)
Potash Corp. of Saskatchewan, Inc.
Expiration: January 2014, Exercise Price $40.00	(161)	(241)
Procter & Gamble Co.
Expiration: January 2014, Exercise Price $80.00	(38)	(18,240)
Red Robin Gourmet Burgers, Inc.
Expiration: March 2014, Exercise Price $90.00	(49)	(12,005)
Salesforce.com, Inc.

Expiration: January 2014, Exercise Price $47.50	(10)	(5,160)
Schlumberger Ltd.
Expiration: January 2014, Exercise Price $85.00	(17)	(9,265)
Technology Select Sector SPDR Fund
Expiration: January 2014, Exercise Price $30.00	(164)	(77,080)
Texas Instruments, Inc.
Expiration: January 2014, Exercise Price $35.00	(1)	(805)
Union Pacific Corp.
Expiration: January 2014, Exercise Price $150.00	(4)	(5,200)
United Technologies Corp.
Expiration: January 2014, Exercise Price $100.00	(12)	(13,530)
UnitedHealth Group, Inc.
Expiration: January 2014, Exercise Price $60.00	(12)	(17,340)
US Bancorp
Expiration: January 2014, Exercise Price $40.00	(25)	(825)
USG Corp.
Expiration: January 2014, Exercise Price $30.00	(11)	(385)
Verizon Communications, Inc.
Expiration: January 2014, Exercise Price $50.00	(64)	(5,760)
Visa, Inc.
Expiration: January 2014, Exercise Price $180.00	(4)	(9,800)
Expiration: January 2014, Exercise Price $185.00	(6)	(12,000)
Wal-Mart Stores, Inc.
Expiration: January 2014, Exercise Price $80.00	(24)	(4,512)
Walt Disney Co.
Expiration: January 2014, Exercise Price $57.50	(24)	(31,680)
Expiration: January 2014, Exercise Price $70.00	(21)	(3,654)
Weight Watchers International, Inc.
Expiration: January 2015, Exercise Price $45.00	(25)	(4,000)
Wells Fargo & Co.
Expiration: January 2014, Exercise Price $40.00	(76)	(31,540)
Whole Foods Market, Inc.
Expiration: January 2014, Exercise Price $49.00	(37)	(28,638)
Williams Companies, Inc.
Expiration: January 2014, Exercise Price $40.00	(6)	(48)
Yum! Brands, Inc.
Expiration: January 2014, Exercise Price $75.00	(7)	(3,080)
		(2,027,856)
Put Options
3M Co.
Expiration: January 2014, Exercise Price $75.00	(3)	(5)
Altria Group, Inc.
Expiration: January 2014, Exercise Price $25.00	(15)	(22)
Amazon.com, Inc.
Expiration: January 2014, Exercise Price $215.00	(1)	(10)
American Electric Power Co., Inc.
Expiration: January 2014, Exercise Price $35.00	(2)	(5)
Amgen, Inc.
Expiration: January 2014, Exercise Price $70.00	(5)	(18)
Apache Corp.
Expiration: April 2014, Exercise Price $75.00	(10)	(865)
Apple, Inc.
Expiration: January 2014, Exercise Price $415.00	(9)	(225)

Expiration: January 2014, Exercise Price $600.00	(4)	(19,680)
AT&T, Inc.
Expiration: January 2014, Exercise Price $25.00	(48)	(144)
Berkshire Hathaway, Inc.
Expiration: January 2014, Exercise Price $75.00	(13)	(46)
Bristol-Myers Squibb Co.
Expiration: January 2014, Exercise Price $28.00	(13)	(13)
Chevron Corp.
Expiration: January 2014, Exercise Price $90.00	(17)	(94)
Coach, Inc.
Expiration: February 2014, Exercise Price $50.00	(15)	(930)
Coca-Cola Co.
Expiration: January 2014, Exercise Price $40.00	(6)	(426)
Colgate-Palmolive Co.
Expiration: January 2014, Exercise Price $42.50	(4)	(4)
Comcast Corp.
Expiration: January 2014, Exercise Price $30.00	(25)	(25)
Darden Restaurants, Inc.
Expiration: April 2014, Exercise Price $42.00	(28)	(700)
Deere & Co.
Expiration: January 2015, Exercise Price $80.00	(10)	(6,700)
DIRECTV
Expiration: January 2014, Exercise Price $60.00	(5)	(210)
Dow Chemical Co.
Expiration: January 2014, Exercise Price $27.00	(9)	(45)
EI du Pont de Nemours & Co.
Expiration: January 2014, Exercise Price $35.00	(6)	(6)
eBay, Inc.
Expiration: January 2014, Exercise Price $40.00	(9)	(99)
Eli Lilly & Co.
Expiration: January 2014, Exercise Price $45.00	(7)	(88)
Exelon Corp.
Expiration: January 2014, Exercise Price $25.00	(5)	(90)
Exxon Mobil Corp.
Expiration: January 2014, Exercise Price $70.00	(36)	(108)
Fair Isaac Corp.
Expiration: January 2014, Exercise Price $45.00	(14)	(1,190)
Ford Motor Co.
Expiration: January 2014, Exercise Price $10.00	(29)	(43)
Freeport-McMoRan Copper & Gold, Inc.
Expiration: January 2014, Exercise Price $29.00	(6)	(84)
General Motors Co.
Expiration: January 2015, Exercise Price $37.00	(24)	(10,080)
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price $20.00	(39)	(7,059)
Honeywell International, Inc.
Expiration: January 2014, Exercise Price $55.00	(5)	(12)
Intel Corp.
Expiration: January 2014, Exercise Price $18.00	(50)	(150)
Kohl's Corp.
Expiration: January 2014, Exercise Price $52.50	(12)	(960)
Lululemon Athletica, Inc.
Expiration: January 2014, Exercise Price $62.50	(12)	(1,704)

McDonald's Corp.
Expiration: January 2014, Exercise Price $90.00	(9)	(216)
Medtronic, Inc.
Expiration: January 2014, Exercise Price $35.00	(7)	(11)
Merck & Co., Inc.
Expiration: January 2014, Exercise Price $35.00	(29)	(87)
Microsoft Corp.
Expiration: January 2015, Exercise Price $28.00	(92)	(8,280)
National Oilwell Varco, Inc.
Expiration: January 2014, Exercise Price $55.00	(13)	(45)
Netflix, Inc.
Expiration: December 2013, Exercise Price $260.00	(37)	(518)
News Corp.
Expiration: January 2014, Exercise Price $20.00	(15)	(37)
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price $65.00	(5)	(30)
Oracle Corp.
Expiration: January 2014, Exercise Price $28.00	(29)	(188)
PepsiCo, Inc.
Expiration: January 2014, Exercise Price $55.00	(11)	(17)
Pfizer, Inc.
Expiration: January 2014, Exercise Price $20.00	(73)	(36)
Philip Morris International, Inc.
Expiration: January 2014, Exercise Price $70.00	(13)	(91)
Potash Corp. of Saskatchewan, Inc.
Expiration: January 2015, Exercise Price $30.00	(36)	(10,980)
Procter & Gamble Co.
Expiration: January 2014, Exercise Price $55.00	(25)	(25)
QUALCOMM, Inc.
Expiration: January 2015, Exercise Price $65.00	(14)	(5,460)
Schlumberger Ltd.
Expiration: January 2014, Exercise Price $60.00	(9)	(36)
SPDR S&P 500 ETF Trust
Expiration: January 2014, Exercise Price $118.00	(980)	(1,470)
Stanley Black & Decker, Inc.
Expiration: January 2015, Exercise Price $70.00	(12)	(5,520)
Texas Instruments, Inc.
Expiration: January 2014, Exercise Price $25.00	(9)	(9)
Union Pacific Corp.
Expiration: January 2014, Exercise Price $105.00	(2)	(3)
United Technologies Corp.
Expiration: January 2014, Exercise Price $70.00	(6)	(18)
US Bancorp
Expiration: January 2014, Exercise Price $25.00	(17)	(17)
Weight Watchers International, Inc.
Expiration: January 2015, Exercise Price $30.00	(25)	(10,000)
		(94,934)
Total Options Written (Premiums Received $1,656,506)		$(2,122,790)

Aurora Horizons Fund
Consolidated Schedule of Open Forward Currency Contracts
November 30, 2013 (Unaudited)

Purchase Contracts:
Counterparty of contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at November 30, 2013	Currency to be Delivered	U.S. Value at November 30, 2013	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., Inc. (d)	1,944,588	12/20/2013	AUD	1,767,617	USD	1,832,306	(64,689)
U.S. Bank	49,000	12/18/2013	CAD	46,093	USD	47,118	(1,025)
Morgan Stanley & Co., Inc. (d)	1,821,261	12/20/2013	CAD	1,713,120	USD	1,761,592	(48,472)
Morgan Stanley & Co., Inc. (d)	1,698,076	12/20/2013	CHF	1,873,836	USD	1,833,895	39,941
U.S. Bank	554,000	12/18/2013	EUR	752,776	USD	738,072	14,704
Morgan Stanley & Co., Inc. (d)	3,368,363	12/20/2013	EUR	4,576,928	USD	4,486,114	90,814
Morgan Stanley & Co., Inc. (d)	2,715,246	12/20/2013	GBP	4,442,296	USD	4,346,723	95,573
U.S. Bank	21,580,000	12/18/2013	JPY	210,686	USD	221,332	(10,646)
Morgan Stanley & Co., Inc. (d)	219,210,900	12/20/2013	JPY	2,140,210	USD	2,248,280	(108,070)
Morgan Stanley & Co., Inc. (d)	2,322,660	12/20/2013	MXN	176,733	USD	178,392	(1,659)
Morgan Stanley & Co., Inc. (d)	1,331,069	12/20/2013	NZD	1,081,283	USD	1,083,758	(2,475)
Total Purchase Contracts							$3,996

Sale Contracts:
Counterparty of contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at November 30, 2013	Currency to be Delivered	U.S. Value at November 30, 2013	Unrealized Appreciation (Depreciation)
U.S. Bank	578,912	2/28/2014	USD	(523,865)	AUD	(523,568)	(297)
Morgan Stanley & Co., Inc. (d)	2,690,189	12/20/2013	USD	(2,445,362)	AUD	(2,483,086)	37,724
U.S. Bank	142,500	12/18/2013	USD	(134,046)	CAD	(136,817)	2,771
Morgan Stanley & Co., Inc. (d)	4,088,105	12/20/2013	USD	(3,845,364)	CAD	(3,912,004)	66,640
U.S. Bank	516,406	2/28/2014	USD	(570,211)	CHF	(567,854)	(2,357)
Morgan Stanley & Co., Inc. (d)	1,146,554	12/20/2013	USD	(1,265,229)	CHF	(1,251,630)	(13,599)
U.S. Bank	3,377,000	12/18/2013	USD	(615,299)	DKK	(605,369)	(9,930)
U.S. Bank	1,020,500	12/18/2013	USD	(1,386,657)	EUR	(1,348,410)	(38,247)
U.S. Bank	824,829	2/28/2014	USD	(1,120,892)	EUR	(1,116,489)	(4,403)
Morgan Stanley & Co., Inc. (d)	2,933,571	12/20/2013	USD	(3,986,133)	EUR	(3,975,530)	(10,603)
U.S. Bank	139,000	12/18/2013	USD	(227,415)	GBP	(217,975)	(9,440)
Morgan Stanley & Co., Inc. (d)	969,156	12/20/2013	USD	(1,585,594)	GBP	(1,557,548)	(28,046)
U.S. Bank	53,779,000	12/18/2013	USD	(525,046)	JPY	(537,870)	12,824
Morgan Stanley & Co., Inc. (d)	427,527,800	12/20/2013	USD	(4,174,060)	JPY	(4,292,338)	118,278
Morgan Stanley & Co., Inc. (d)	12,993,620	12/20/2013	USD	(988,693)	MXN	(984,512)	(4,181)
U.S. Bank	1,580,116	12/18/2013	USD	(257,021)	NOK	(257,126)	105
Morgan Stanley & Co., Inc. (d)	344,261	12/20/2013	USD	(279,658)	NZD	(284,288)	4,630
Total Sales Contracts							$121,869
Total Net Forward Contracts							$125,865

(d) Security held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar

Aurora Horizons Fund
Consolidated Schedule of Open Futures Contracts
November 30, 2013 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10-Year US Treasury Note Future (d)	8	1,003,000	Mar-14	130
90 Day Euro Future (d)	189	188,196,748	Mar-15	68,789
CAC 40 10 Euro Future (d)	8	465,908	Dec-13	5,474
CBOT Mini DJIA Future (d)	16	1,285,280	Dec-13	28,580
Cocoa Future (d)	3	85,661	Mar-14	435
E-mini S&P 500 Future (d)	24	2,164,920	Dec-13	54,175
Euro - Bund Future (d)	13	2,503,234	Dec-13	5,953
Euro STOXX 50 Future (d)	23	964,141	Dec-13	56,229
FTSE 100 Index Future (d)	18	1,958,961	Dec-13	(36)
Gas Oil Future (d)	1	94,275	Jan-14	4,574
German Stock Index Future (d)	5	1,598,466	Dec-13	98,558
Hang Seng Index Future (d)	7	1,079,948	Dec-13	4,378
NASDAQ 100 E-Mini Future (d)	1	69,750	Dec-13	83
Russell 2000 Mini Index Future (d)	5	570,850	Dec-13	23,221
SGX Japanese Government Bond Future (d)	17	2,407,663	Dec-13	22,764
SGX Nikkei 225 Future (d)	9	689,858	Dec-13	41,010
Soybean Meal Future (d)	6	254,700	Mar-14	12,265
Three Month Euro Euribor Interest Rate Future (d)	95	32,160,315	Mar-15	78,143
Three Month Sterling Interest Rate Future (d)	24	4,867,704	Mar-15	(374)
Tokyo Price Index Future (d)	5	616,184	Dec-13	28,454
Total Futures Contracts Purchased		$243,037,566		$532,805

10 Year Commonwealth Treasury Bond Future (d)	(12)	(1,254,392)	Dec-13	(738)
CBT Wheat Future (d)	(10)	(334,375)	Mar-14	2,600
CME Ultra Long U.S. Treasury Bond Future	(1)	(140,531)	Dec-13	998
Coffee "C" Future (d)	(9)	(374,119)	Mar-14	(2,874)
Corn Future - No. 2 Yellow (d)	(15)	(318,375)	Mar-14	7,974
Cotton Future - No. 2 (d)	(1)	(39,675)	Mar-14	727
Crude Oil Future (d)	(10)	(927,200)	Jan-14	21,349
Crude Soybean Oil Future (d)	(3)	(73,548)	Mar-14	1,228
Electrolytic Copper Future (d)	(1)	(176,394)	Mar-14	(1,934)
Electrolytic Copper Future (d)	(2)	(352,987)	Dec-13	(5,897)
E-mini S&P 500 Future	(172)	(15,515,260)	Dec-13	(1,039,057)
Gasoline RBOB Future (d)	(4)	(447,350)	Jan-14	(13,675)
Gold 100 oz. Future (d)	(8)	(1,000,320)	Feb-14	4,733
KCB Wheat Future (d)	(3)	(106,387)	Mar-14	2,727
Long Gilt Future (d)	(1)	(178,293)	Mar-14	326
Natural Gas Future (d)	(7)	(276,780)	Jan-14	(23,895)
NY Harbor ULSD Future (d)	(3)	(381,881)	Jan-14	(10,674)
OSE Nikkei 225 Future	(1)	(153,643)	Dec-13	(15,636)
Primary Aluminum Future (d)	(9)	(386,494)	Dec-13	14,191
Silver Future (d)	(6)	(600,990)	Mar-14	2,972
Sugar Future - No. 11 (d)	(17)	(326,536)	Mar-14	5,297
Tokyo Price Index Future	(1)	(123,237)	Dec-13	(9,271)
U.S. Treasury Long Bond Future	(1)	(132,219)	Dec-13	873
Zinc Future (d)	(3)	(141,956)	Mar-14	(1,076)
Total Futures Contracts Sold		$(23,762,942)		$(1,058,732)
Total Net Future Contracts				$(525,927)

(d) Contract held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Total Return Swaps
November 30, 2013 (Unaudited)

		Pay/Receive				Unrealized
		Total Return on	Financing	Market	Number of	Appreciation/
	Reference Entity (a)	Reference Entity	Rate	Value	Shares/Units	(Depreciation)
	Aozora Bank NPV	Pay	0.611%	$506,809	176,000	$(18,668)
	AT&T, Inc.	Receive	(0.270)%	(670,821)	(19,052)	(21,915)
	BHP Billiton Ltd.	Receive	(0.473)%	(234,404)	(3,436)	(8,256)
	Caterpillar, Inc.	Receive	(0.133)%	(221,229)	(2,615)	(471)
	Christian Dior	Pay	0.523%	704,155	3,610	77,425
	Energy Select Sector SPDR	Receive	(0.273)%	(298,218)	(3,450)	(10,219)
	Essilor International	Receive	(0.310)%	(600,629)	(5,725)	(210)
	Intel Corp.	Receive	(0.297)%	(680,227)	(28,533)	(4,454)
	International Business Machines	Receive	(0.268)%	(1,170,615)	(6,515)	24,248
	LVMH Moet Hennessy	Receive	(0.277)%	(682,117)	(3,618)	(57,471)
	Nippon Telgraph & Telephone Corp.	Pay	0.611%	230,797	4,600	4,891
	NKSJ Holdings, Inc. NPV	Pay	0.611%	554,249	20,000	48,593
	Northrop Grumman Corp.	Receive	(0.260)%	(719,124)	(6,382)	(13,402)
	Smiths Group PLC	Pay	0.889%	406,357	18,074	37,757
	Softbank Corp.	Pay	0.611%	434,306	5,367	14,674
	Sony Corp.	Pay	0.611%	240,562	13,200	(27,826)
	Sony Financial Holdings, Inc.	Pay	0.611%	20,369	1,144	(127)
	StreetTracks SPDR Oil & Gas Exploration	Receive	(1.298)%	(309,551)	(4,567)	(728)
	STOXX Europe 600 Index	Receive	(0.327)%	(1,535,799)	(3,476)	(152,718)
	Verizon Communications, Inc.	Receive	(0.133)%	(228,401)	(4,603)	2,110
	Vodafone Group PLC	Pay	0.889%	700,359	188,717	24,821
	Total Net Total Return Swaps					$(81,946)

Aurora Horizons Fund
Consolidated Schedule of Credit Default Swaps
November 30, 2013 (Unaudited)

						Unrealized
		Expiration	Interest Rate	Notional	Premium	Appreciation/
	Reference Entity (b)	Date	Received (Paid)	Amount	Paid/(Received)	(Depreciation)
	Buy Protection
	Advanced Micro Devices, Inc.	12/20/2018	(5.000)%	$ 275,000	$ 11,000	$ (6,176)
	7.750%, 08/01/2020
	AK Steel Corp.	12/20/2017	(5.000)%	200,000	28,000	(12,044)
	7.625%, 05/15/2020
	Canadian Natural Resources Ltd.	12/20/2018	(1.000)%	257,000	(3,212)	(770)
	6.250%, 03/15/2038
	J.C. Penny Company, Inc	6/20/2014	(5.000)%	250,000	16,250	(6,511)
	6.375%, 10/15/2036
	Total Buy Protection			982,000	52,038	(25,501)

	Sell Protection
	Advanced Micro Devices, Inc.	12/20/2018	5.000%	(500,000)	(13,750)	5,081
	7.750%, 08/01/2020
	AK Steel Corp.	12/20/2015	5.000%	(200,000)	(7,500)	7,197
	7.625%, 05/15/2020
	Avon Products, Inc.	12/20/2018	1.000%	(757,000)	(41,683)	7,602
	6.500%, 03/01/2019
	Encana Corp.	12/20/2018	1.000%	(736,000)	(3,202)	6,709
	6.500%, 05/15/2019
	Newmont Mining	12/20/2018	1.000%	(736,000)	(48,093)	(9,286)
	5.875%, 04/01/2035
	Talisman Energy, Inc.	12/20/2018	1.000%	(369,000)	(7,008)	74
	7.250%, 10/15/2027
	Telecom Italia Spa	12/20/2018	1.000%	(300,000)	(35,687)	3,778
	5.375%, 01/29/2019
	Toll Brothers, Inc.	12/20/2018	1.000%	(500,000)	(15,433)	(60)
	5.150%, 05/15/2015
	Total Sell Protection			$(4,098,000)	$(172,356)	$21,095

(a)	Morgan Stanley is the counterparty for these open total return swaps.
(b)	Morgan Stanley is the counterparty for these open credit default swaps.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Aurora Investment Management L.L.C.

The cost basis of investments for federal income tax purposes at November 30, 2013.
was as follows*:

Cost of investments	$154,637,342
Gross unrealized appreciation on futures	599,210
Gross unrealized appreciation on forwards	484,004
Gross unrealized appreciation on swaps	264,960
Gross unrealized appreciation on investments	10,047,902
Gross unrealized appreciation on short positions	321,496
Gross unrealized appreciation on options	1,077,903
Gross unrealized depreciation on futures	(1,125,137)
Gross unrealized depreciation on forwards	(358,139)
Gross unrealized depreciation on swaps	(351,312)
Gross unrealized depreciation on investments	(934,056)
Gross unrealized depreciation on short positions	(1,478,859)
Gross unrealized depreciation on options	(1,917,827)
Net unrealized appreciation	$6,630,145

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2014.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Aurora Horizons Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 27, 2013.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange of board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options for speculative purposes and to hedge against changes in the value of equities, the latter of which is intended to reduce the volatility of the portfolio and to earn premium income.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

This schedule of investments include the accounts of Aurora Horizons Fund CFC LTD (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Aurora Horizons Fund.
The Aurora Horizon Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments and other investments consistent with the Aurora Horizon Fund’s investment objectives and policies. As of November 30, 2013, the Subsidiary’s net assets were
$12,981,561, which represented approximately 8.1% of the Aurora Horizon Fund’s net assets. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in the Aurora Horizon Fund’s investment company taxable income.

Accounting Standards Codification 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities (1)	$-	$313,828	$-	$313,828
Bank Loans (1)	-	9,106,826	-	9,106,826
Common Stocks (1)	90,841,684	-	-	90,841,684
Convertible Preferred Stocks (1)	-	797,421	-	797,421
Corporate Bonds (1)	-	14,464,878	-	14,464,878
Investment Companies	86,690	-	-	86,690
Municipal Bonds (1)	-	2,100,282	-	2,100,282
Purchased Options	959,759	1,366,539		2,326,298
Real Estate Investment Trusts	234,477	-	-	234,477
Short-Term Investments	42,815,664	-	-	42,815,664
Warrants (1)	289,500	-	-	289,500
Total Assets	$135,227,774	$28,149,774	$-	$163,377,548

Liabilities
Securities Sold Short (1)	$17,014,062	$2,996,409	$-	$20,010,471
Options Written	1,926,410	196,380	-	2,122,790
Total Derivative	$18,940,472	$3,192,789	$-	$22,133,261

Other Financial Instruments (2)	$(607,873)	$121,459	$-	$(486,414)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures contracts, forward contracts and swap contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of November 30, 2013.

The Fund held no Level 3 securities during the period ended November 30, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$ 2,326,298	Written options, at value	$ 2,122,790

Index - Futures	Net assets- Unrealized appreciation*	340,162	Net assets- Unrealized depreciation*	1,064,000

Commodity Contracts - Futures	Net assets- Unrealized appreciation*	81,072	Net assets- Unrealized depreciation*	60,025

Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	177,976	Net assets- Unrealized depreciation*	1,112

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	484,004	Depreciation on forward currency exchange contracts	358,139

Total Return - Swaps	Appreciation on open swap contracts	234,519	Depreciation on open swap contracts	316,465

Credit Contracts - Swaps	Appreciation on open swap contracts	30,441	Depreciation on open swap contracts	34,847

Total		$ 3,674,472		$ 3,957,378
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2013 through November 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Total Return Contracts	$ -	$ -	$ -	$ 259,654	$ -	$ 259,654
Equity Contracts	(61,144)	161,169	-	-	-	100,025
Foreign Exchange Contracts	-	-	-	-	(665,541)	(665,541)
Credit Default Contracts	-	-	-	69,628	-	69,628
Commodity Contracts	-	-	(396,904)	-	-	(396,904)
Interest Rate Contracts	-	-	(467,767)	-	-	(467,767)
Index Contracts	-	-	(235,538)	-	-	(235,538)
Total	$ (61,144)	$ 161,169	$ (1,100,209)	$ 329,282	$ (665,541)	$ (1,336,443)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Total Return Contracts	$ -	$ -	$ -	$ (81,946)	$ -	$ (81,946)
Equity Contracts	(373,640)	(466,284)	-	-	-	(839,924)
Foreign Exchange Contracts	-	-	-	-	125,865	125,865
Credit Default Contracts	-	-	-	(4,406)	-	(4,406)
Commodity Contracts	-	-	21,047	-	-	21,047
Interest Rate Contracts	-	-	176,864	-	-	176,864
Index Contracts	-	-	(723,838)	-	-	(723,838)
Total	$ (373,640)	$ (466,284)	$ (525,927)	$ (86,352)	$ 125,865	$ (1,326,338)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel,  President

Date  January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date  January 22, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date  January 22, 2014

* Print the name and title of each signing officer under his or her signature.